Convertible notes (Narrative) (Details) - CAD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Oct. 28, 2022	May 31, 2020	Oct. 23, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Description of reverse stock split	1-for-70 Reverse Split
Convertible notes converted into common shares				$ 255,718
Shares issued upon conversion of debt		8,583
Repayments of convertible notes				0	$ (31,644)
Convertible notes [Member]
Disclosure of detailed information about borrowings [line items]
Issue of convertible instruments			$ 234,515			$ 601,961
Borrowing interest rate			10.00%			10.00%
Convertible notes converted into common shares			$ 560,007	$ 255,718	620,897
Debt conversion, accrued interest, amount			$ 60,890
Shares issued upon conversion of debt			44,350	6,523
Conversion of debt, conversion rate			$ 14
Repayments of convertible notes			$ (31,644)		$ (31,644)
Discount rate			20.00%